Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of income statement [line items]
Amortization of intangible assets	¥ 1,012	$ 143
Amortization of prepaid operating lease			¥ 12,724	¥ 12,366
Depreciation of investment property	380	54	884	248
Depreciation of property, plant and equipment	422,859	59,683	420,277	431,567
Depreciation of right-of-use assets	40,958	5,781
Depreciation and amortization expenses	465,209	65,661	433,885	444,181
Cost of sales [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	315,445	44,523	312,769	307,102
Research and development expenses [Member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	16,470	2,325	26,751	48,291
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	¥ 133,294	$ 18,813	¥ 94,365	¥ 88,788